Note 18 - Segmented Information (Details) - Operating Segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 1,264,077	$ 1,132,002	$ 1,038,087
Depreciation and amortization	28,984	26,474	39,316
Operating earnings (loss)	70,747	45,621	37,083
Other income (expense), net	(60)	(255)	(20)
Interest expense, net	(9,077)	(6,932)	(12,826)
Income taxes	(23,412)	(12,242)	(5,785)
Net earnings	38,198	26,192	18,452
Total assets	600,483	615,544	610,297
Total additions to long lived assets	30,600	39,631	22,677
FirstService Residential Segment [Member]
Segment Reporting Information [Line Items]
Revenues	1,017,506	919,545	844,952
Depreciation and amortization	21,041	19,644	30,655
Operating earnings (loss)	47,550	25,712	23,110
Total assets	349,507	405,150	430,994
Total additions to long lived assets	22,006	23,208	22,386
FirstService Brands Segment [Member]
Segment Reporting Information [Line Items]
Revenues	246,571	212,457	193,135
Depreciation and amortization	7,840	6,734	8,557
Operating earnings (loss)	35,079	30,559	23,201
Total assets	239,394	253,225	226,649
Total additions to long lived assets	8,541	16,423	291
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	103	96	104
Operating earnings (loss)	(11,882)	(10,650)	(9,228)
Total assets	11,582	$ (42,831)	$ (47,346)
Total additions to long lived assets	$ 53